Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 8,038	$ 9,068
Actuarial gain/loss (in other comprehensive income)	227	(504)
Interest for services	136	160
Service Cost	304	256
Amounts paid in the year	(495)	(613)
Translation differences and inflation adjustment	(131)	(329)
Balances at the end of year	$ 8,079	$ 8,038